Significant Accounting Policies - Concentration of Risk - (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition
Customer rebates									$ 35.4	$ 34.3	$ 32.7
Planned Maintenance Outage
Planned maintenance outages	$ 10.0	$ 13.0	$ 17.6	$ 6.2	$ 3.2	$ 3.8	$ 19.0	$ 6.6
Cost of Sales
Cost of Sales
Reduction in cost of sales									40.9	32.6	36.1
Planned Maintenance Outage
Planned maintenance outages									$ 46.8	$ 32.6	$ 37.4
Net sales. | Sales by geographical location | US based customers
Concentrations of Risk
Net sales (as a percent)									86.00%	83.00%	82.00%
Net sales. | Sales by geographical location | Foreign based customers
Concentrations of Risk
Net sales (as a percent)									14.00%	17.00%	18.00%